Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 17 — Subsequent Events
On April 27, 2022, a stockholder derivative suit was filed in the United States District Court for the Eastern District of New York styled Gonzalez v. Kemp, et al., Case No.
22-cv-02401
(E.D.N.Y.). The complaint asserts claims against the current members of the Company’s board of directors and certain of its current and former officers for alleged breaches of their fiduciary duties, unjust enrichment, abuse of control, mismanagement, and waste of corporate assets, alleged violations of Section 14(a) of the Securities Exchange Act of 1934 (the “Exchange Act”), and for contribution under Section 10(b) and 21D of the Exchange Act based upon the conduct alleged in the Artery Action described under Note 11— Commitments and Contingencies. The plaintiff seeks monetary damages in favor of the Company in an unstated amount, reforms to the Company’s corporate governance and internal procedures, restitution including disgorgement of any compensation, profits or other benefits received, and reimbursement of the plaintiff’s reasonable fees and costs, including attorney’s fees. The Company believes that the case is without merit and intends to defend it vigorously. Due to the early stage of the case, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.

Note 18 — Subsequent Events
Since December 31, 2021, three legal proceedings have been filed in which the Company is named as a defendant or a nominal defendant:
On February 9, 2022, a putative class action was filed in the United States District Court for the Eastern District of New York styled Artery v. Astra Space, Inc. et al., Case No.
1:22-cv-00737
(E.D.N.Y.) (the “Artery Action”). The complaint alleges that we and certain of our current and former officers violated provisions of the Securities Exchange Act of 1934 with respect to certain statements concerning our capabilities and business prospects. The complaint seeks unspecified damages on behalf of a purported class of purchasers of our securities between February 2, 2021 and December 29, 2021. On March 23, 2022, a second putative class action was filed in the United States District Court for the Eastern District of New York styled Riley v. Astra Space, Inc., et al., Case No.
1:22-cv-01591
(E.D.N.Y.) (the “Riley Action,” with the Artery Action, the “Securities Actions”). The Riley Action alleges the same claims, based upon similar facts, against the same defendants, and seeks the same damages. The Company expects that the two cases will be consolidated into a single action. Under the applicable statute, potential lead plaintiffs have until April 11, 2022, to file motions with the court to request appointment as lead plaintiff. Defendants intend to move to dismiss once the Court appoints a lead plaintiff and an amended complaint is filed. We believe that the Securities Actions are without merit and intend to defend them vigorously. Due to the early stage of the cases, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.
On March 8, 2022, a stockholder derivative suit was filed in the United States District Court for the State of Delaware styled Meyer, et al., v. Kemp, et al., Case No.
22-cv-00308
(D. Del.). The complaint asserts claims against the current members of our board of directors and certain of our current and former officers, for breach of their fiduciary duty, waste, unjust enrichment, and contribution under the Securities Exchange Act of 1934, based upon the conduct alleged in the Artery Action. The plaintiffs seek monetary damages in favor of the Company in an unstated amount, reformation of the Company’s corporate governance and internal procedures, restitution including a disgorgement of any compensation, profits or other benefits achieved, and reimbursement of the plaintiffs’ reasonable fees and costs, including attorney’s fees. We believe that the case is without merit and intend to defend it vigorously. Due to the early stage of the case, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.
The Company has tendered defense of each of the three foregoing claims under its Directors’ and Officers’ policy. The retention under this policy is $20 million.